Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) per Common Share [Abstract]
Earnings (Loss) per Common Share

NOTE 14 Earnings (Loss) per Common Share

The following table reconciles the weighted average shares outstanding and net income (loss) for basic and diluted earnings (loss) per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,946,314	3,853,491	3,766,756
Net dilutive effect of :
Options	0	0	0
Restricted stock awards	84,338	0	0

Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,030,652	3,853,491	3,766,756

Net income (loss) available to common shareholders	$3,460	(13,376)	(30,762)
Basic earnings (loss) per common share	$0.88	(3.47)	(8.17)
Diluted earnings (loss) per common share	$0.86	(3.47)	(8.17)

Options and restricted stock awards are excluded from the loss per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share. Therefore, options and restricted stock awards are zero in all of the above loss per common share calculations.